Combined Statements of Changes in Equity - USD ($) $ in Millions	Total	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	Parent	Noncontrolling Interests	Common stock	Additional Paid-in Capital	Retained Earnings
Balance, beginning of period at Dec. 31, 2015		$ 4,930.8	$ (208.6)	$ 4,722.2	$ 68.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	$ 272.0	272.0		272.0
Net transfers to Parent		(357.6)		(357.6)
Other comprehensive income (loss)	(39.1)		(39.1)	(39.1)
Changes in noncontrolling interests					0.5
Parent common stock-based award activity	(10.5)	10.5		10.5
Balance, end of period at Dec. 31, 2016		4,855.7	(247.7)	4,608.0	68.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	301.1	301.1		301.1
Net transfers to Parent	1.0	(215.2)		(215.2)
Other comprehensive income (loss)	248.3		248.3	248.3
Changes in noncontrolling interests		36.0		36.0	(64.4)
Parent common stock-based award activity	(12.3)	12.3		12.3
Balance, end of period at Dec. 31, 2017	4,994.6	4,989.9	0.6	4,990.5	4.1	$ 0.0	$ 0.0	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of accounting standards		(8.0)	(0.2)	(8.2)
Balance, January 1, 2018		4,981.9	0.4	4,982.3	4.1
Net earnings	179.5	179.5						0.0
Net transfers to Parent		(170.0)
Other comprehensive income (loss)	(72.4)		(72.4)
Changes in noncontrolling interests					(0.7)
Issuance of common stock						0.0	0.0
Common stock-based award activity							0.0
Consideration to Danaher in connection with the Separation							0.0
Reclassification of net parent investment		0.0					0.0
Parent common stock-based award activity	(9.5)	9.5
Balance, end of period at Sep. 28, 2018	4,932.3	5,000.9	(72.0)		3.4	0.0	0.0	0.0
Balance, beginning of period at Dec. 31, 2017	4,994.6	4,989.9	0.6	4,990.5	4.1	0.0	0.0	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	230.7	230.7		230.7
Net transfers to Parent		(324.6)		(324.6)
Other comprehensive income (loss)	(78.6)		(78.6)	(78.6)
Changes in noncontrolling interests					(0.8)
Parent common stock-based award activity	(13.3)	13.3		13.3
Balance, end of period at Dec. 31, 2018	4,826.4	4,901.3	(78.2)	$ 4,823.1	3.3	0.0	0.0	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	161.5	124.5						37.0
Net transfers to Parent		(116.5)
Other comprehensive income (loss)	(62.7)		(62.7)
Changes in noncontrolling interests					(0.6)
Issuance of common stock						1.6	643.1
Common stock-based award activity							0.5
Consideration to Danaher in connection with the Separation							(1,950.0)
Reclassification of net parent investment		(4,921.3)					4,920.0
Parent common stock-based award activity	(12.5)	12.0
Balance, end of period at Sep. 27, 2019	$ 3,514.0	$ 0.0	$ (140.9)		$ 2.7	$ 1.6	$ 3,613.6	$ 37.0